Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,837	$2,574	$2,689
Share-based payment expense for the year	2,478	2,903	4,144
Board members fees to non-executive members	210	199	199
Total compensation expense for key management personnel	$5,525	$5,676	$7,032